Note 11 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Six Months ended June 30, 2012	Amount	Six Months ended June 30, 2011	Amount
Tax benefit at U.S. statutory rate	34%	$556,712	34%	$7,629,397
State taxes, net of federal benefit	4	65,495	4	897,534
Change in valuation allowance	(38)	(622,207)	(38)	(8,526,951)
	-%	$-	-%	$-

	Year ended Dec 31, 2011	Amount	Year ended Dec. 31, 2010	Amount
Tax benefit at U.S. statutory rate	34%	$1,232,008	34%	$744,519
State taxes, net of federal benefit	4	144,942	4	87,590
Change in valuation allowance	(38)	(1,376,950)	(38)	(832,109)
	-%	$-	-%	$-

	June 30, 2012	December 31, 2011
Deferred Tax Assets
Net Operating Loss Carry-forward	$6,094,949	$5,420,492
Deferred Tax Liabilities – Accrued Officers’ Salaries	(283,385)	(231,135)
Net Deferred Tax Assets	5,811,564	5,189,357
Valuation Allowance	(5,811,564)	(5,189,357)
Total Net Deferred Tax Assets	$-	$-

Deferred Tax Assets	Dec. 31, 2011	Dec. 31, 2010
Net Operating Loss Carry-forward	$5,420,492	$2,860,156
Deferred Tax Liabilities – Accrued Officers Salaries	(231,135)	(126,635)
Net Deferred Tax Assets	5,189,357	2,733,521
Valuation Allowance	(5,189,357)	(2,733,521)
Total Net Deferred Tax Assets	$-	$-